OPERATING LEASES (Details Narrative)	6 Months Ended
Jun. 30, 2025
Borrowing rate	10.00%
Incremental borrowing rate term	3 years
Minimum [Member]
Remaining lease term	1 year
Maximum [Member]
Remaining lease term	3 years